Segment Financials	6 Months Ended
Jun. 30, 2015
Segment Financials [Abstract]
Segment Financials

Note 14. Segment Financials

The Company performed a strategic evaluation of its businesses in the third quarter of 2014.  As a result of the evaluation the Company decided to discontinue its commercial lending operations, as described in Note 15. Discontinued Operations.  The shift from a traditional bank balance sheet led the Company to evaluate the remaining business structure.  Based on the continuing operations of the Company, it was determined that there would be four segments of the business; specialty finance, payments, corporate and discontinued operations.  Specialty finance includes commercial loan sales, SBA loans, leasing and SBLOCs and any deposits generated by those business lines.  Payments include prepaid cards, merchant payments and healthcare accounts.  Corporate includes our investment portfolio and corporate overhead and other non-allocated expenses.  Investment income is allocated to the payments segment.  These operating segments reflect the way the Company views its operations.

	For the three months ended June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 11,516	$ 0	$ 8,856	$ -	$ 20,372
Interest allocation	-	8,856	(8,856)	-	-
Interest expense	1,265	1,860	210	-	3,335
Net interest income	10,250	6,996	(210)	-	17,037
Provision for loan and lease losses	510	-	-	-	510
Non-interest income	10,901	16,034	(2,211)	-	24,724
Non-interest expense	11,627	31,174	3,633	-	46,434
Income (loss) from continuing operations before taxes	9,015	(8,144)	(6,054)	-	(5,183)
Income taxes	-	-	(2,684)	-	(2,684)
Income (loss) from continuing operations	9,015	(8,144)	(3,370)	-	(2,499)
Income from discontinued operations	-	-	-	2,673	2,673
Net income (loss)	$ 9,015	$ (8,144)	$ (3,370)	$ 2,673	$ 174

	For the three months ended June 30, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(restated)	(restated)	(restated)	(restated)	(restated)
	(in thousands)
Interest income	$ 8,787	$ 14	$ 8,809	$ -	$ 17,610
Interest allocation	-	8,809	(8,809)	-	-
Interest expense	987	1,541	291	-	2,819
Net interest income	7,800	7,282	(291)	-	14,791
Provision for loan and lease losses	1,173	-	-	-	1,173
Non-interest income	7,179	16,194	16	-	23,389
Non-interest expense	10,188	26,100	(2,276)	-	34,012
Income (loss) from continuing operations before taxes	3,618	(2,624)	2,001	-	2,995
Income taxes	-	-	1,343	-	1,343
Income (loss) from continuing operations	3,618	(2,624)	658	-	1,652
Loss from discontinued operations	-	-	-	8,670	8,670
Net income (loss)	$ 3,618	$ (2,624)	$ 658	$ 8,670	$ 10,322

	For the six months ended June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 22,204	$ 10	$ 17,875	$ -	$ 40,089
Interest allocation	-	17,875	(17,875)	-	-
Interest expense	2,477	3,650	410	-	6,538
Net interest income	19,726	14,235	(410)	-	33,551
Provision	1,175	-	-	-	1,175
Non-interest income	14,914	32,772	(2,185)	-	45,501
Non-interest expense	22,076	57,153	8,065	-	87,294
Income (loss) from continuing operations before taxes	11,389	(10,145)	(10,661)	-	(9,417)
Income taxes	-	-	(5,111)	-	(5,111)
Income (loss) from continuing operations	11,389	(10,145)	(5,550)	-	(4,306)
Loss from discontinued operations	-	-	-	4,694	4,694
Net income (loss)	$ 11,389	$ (10,145)	$ (5,550)	$ 4,694	$ 388

	For the six months ended June 30, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(restated)	(restated)	(restated)	(restated)	(restated)
	(in thousands)
Interest income	$ 17,235	$ 29	$ 16,900	$ -	$ 34,165
Interest allocation	-	16,900	(16,900)	-	-
Interest expense	1,993	3,028	702	-	5,723
Net interest income	15,243	13,902	(702)	-	28,442
Provision	2,448	-	-	-	2,448
Non-interest income	14,081	32,956	30	-	47,067
Non-interest expense	20,159	43,993	1,065	-	65,217
Income (loss) from continuing operations before taxes	6,716	2,865	(1,737)	-	7,844
Income taxes	-	-	2,966	-	2,966
Income (loss) from continuing operations	6,716	2,865	(4,703)	-	4,878
Income from discontinued operations	-	-	-	7,071	7,071
Net income (loss)	$ 6,716	$ 2,865	$ (4,703)	$ 7,071	$ 11,949

June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,248,477	$ 30,320	$ 2,727,651	$ 651,158	$ 4,657,607
Total liabilities	$ 1,213,905	$ 3,025,623	$ 102,324	$ -	$ 4,341,853

December 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,099,914	$ 30,503	$ 2,967,971	$ 887,929	$ 4,986,317
Total liabilities	$ 1,165,567	$ 3,198,129	$ 303,598	$ -	$ 4,667,294